Equity - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income for the year attributable to the Owners of the Company	$ 71,875	$ 118,400	$ 92,957
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	153,293,782	148,207,379	147,221,698
Basic earnings (loss) per share from continuing operations	$ 0.46887	$ 0.79888	$ 0.63141
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	153,921,883	148,679,965	147,226,334
Diluted earnings (loss) per share	$ 0.46696	$ 0.79634	$ 0.63139